Commitments And Contingencies (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Product Liability Contingency [Line Items]
Environmental liabilities	$ 0.7	$ 0.8
Segment revenue	$ 105.2
Revenue percentage	43.00%
Percentage of consolidated receivables related to major customers	36.00%